UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G/A

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period __________ to ___________

Date of Report (Date of filing) _____________

Commission File Number of securitizer: ______________

Central Index Key Number of securitizer: _____________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001874321

AMSR 2026-SFR3 TRUST
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): _____________

Central Index Key Number of underwriter (if applicable): _____________

ALTO Securitization Depositor, LLC

Attn: Matthew McManus
(212) 593-5978

Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

PART I – REPRESENTATION AND WARRANTY INFORMATION

N/A

PART II - FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

This Form ABS-15G/A amends the Form ABS-15G filed by ALTO Securitization Depositor, LLC on October 13, 2026 (the “Original Filing”) relating to AMSR 2026-SFR3 Trust and is being filed solely to replace the report set forth on Exhibit 99.3 to the Original Filing with the report that is attached as an Exhibit to this Form ABS-15G/A.

EXHIBIT INDEX

99.3	SingleSource Diligence Solutions, LLC Certification of Services Performed

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ALTO Securitization Depositor, LLC
(Depositor)

By:	/s/ Matthew McManus
Name:	Matthew McManus

Title: Vice President
Date: October 15, 2026